CAPITAL STOCK - Issued and outstanding capital stock (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common shares, Amount
End of year	$ 339.0	$ 155.9	$ (230.8)
Capital stock
Common shares, Number
End of year	10,739,285	10,739,285	10,739,285
Common shares, Amount
End of year	$ 312.9	$ 312.9	$ 312.9